Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	AOCI [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2022	$ 479,926	$ 55,795	$ 26,792	$ (206,104)	$ 356,409
Share-based compensation		5,633			5,633
Exercise of options	2,377	(840)			1,537
Settlement of performance share units	3,833	(5,755)			(1,922)
Total comprehensive income (loss) for the year			(10,235)	82,726	72,491
Ending balance at Dec. 31, 2023	486,136	54,833	16,557	(123,378)	434,148
Share-based compensation		5,845			5,845
Exercise of options	5,524	(1,969)			3,555
Share issuance, net	37,753				37,753
Settlement of performance share units		(923)			(923)
Total comprehensive income (loss) for the year			36,288	(13,444)	22,844
Ending balance at Dec. 31, 2024	$ 529,413	$ 57,786	$ 52,845	$ (136,822)	$ 503,222